Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,830,000.00
Total Fee Amount	5,225.00
Total Offset Amount	0.00
Net Fee	$ 5,225.00
Offering Table N/A
Offset Table N/A	N/A